AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.1%
Asset-Backed Securities — 19.2%
Automobiles — 8.0%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$806,223
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	500	498,921
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	566,265
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	546,567
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,436,441
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,480,343
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	905,216
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	502,476
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	872	877,162
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	363	365,961
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	500	476,603
Series 2021-04, Class C
1.380%	07/15/27	150	139,619
Series 2022-01, Class C
2.200%	11/15/27	50	46,919
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	15	14,697
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,377,041
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	822,674
Series 2021-A, Class C
0.830%	08/15/28	350	333,688
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,590,836
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,011,794
Series 2024-01, Class A, 144A
4.870%	08/15/36	1,800	1,796,319
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	282,058
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,194,083
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	500	482,120
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	$91,026
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,500	1,501,714
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	638,763
Hertz Vehicle Financing LLC,
Series 2023-03A, Class A, 144A
5.940%	02/25/28	800	811,846
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,600	1,577,762
Series 2021-01A, Class A, 144A
0.870%	07/14/28	994	958,063
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	2,400	2,376,689
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,901,951
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	476,105
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	3,200	3,138,957
Series 2023-01, Class C
5.090%	05/15/30	400	395,443
Series 2023-03, Class C
5.770%	11/15/30	500	503,743
Series 2023-04, Class C
6.040%	12/15/31	800	813,460
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	101,427
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	203,252
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	1,600	1,600,961
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	140,813
			35,786,001
Collateralized Loan Obligations — 9.8%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.676%(c)	07/15/31	673	673,063
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	07/20/32	1,000	1,000,000
A1

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)
6.671%(c)	01/28/31	837	$830,895
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.708%(c)	04/20/35	750	748,350
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.809%(c)	10/20/34	750	750,277
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	10/17/32	250	250,514
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.618%(c)	04/18/35	750	750,122
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	01/20/32	748	748,653
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.589%(c)	10/20/31	732	734,041
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.586%(c)	10/15/33	742	742,551
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.630%(c)	07/18/30	953	953,211
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.730%(c)	04/24/34	1,000	1,002,498
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.746%(c)	10/15/34	750	750,389
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	07/20/34	250	250,187
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.609%(c)	04/30/31	227	225,757
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.659%(c)	04/20/31	750	750,375
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	07/20/34	500	500,380
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	01/20/35	750	$748,412
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34	500	499,951
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
6.560%(c)	04/24/31	234	234,120
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.716%(c)	07/15/34	500	500,956
Clover CLO LLC,
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.699%(c)	04/20/32	1,000	1,001,505
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.686%(c)	10/25/33	750	750,006
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)
6.636%(c)	10/15/31	1,208	1,208,603
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.769%(c)	07/20/34	250	249,653
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.658%(c)	04/20/35	750	745,414
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29	88	88,356
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.766%(c)	07/15/34	250	250,003
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/22/31	215	215,514
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.586%(c)	04/15/31	405	405,888
Hayfin US Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.731%(c)	04/28/31	900	900,410
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/26/34	750	750,000

A2

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)
6.946%(c)	01/16/33	1,242	$1,244,878
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34	250	249,875
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	07/20/34	250	249,546
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.598%(c)	10/17/31	750	751,243
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	07/20/34	250	250,175
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.656%(c)	10/15/32	750	750,269
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	04/25/32	500	500,801
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.698%(c)	07/17/34	250	250,150
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.700%(c)	01/18/34	250	250,050
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	07/20/31	196	195,142
Series 2019-10A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.807%(c)	10/23/34	1,250	1,248,754
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/12/30	434	434,016
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.826%(c)	10/15/34	750	749,115
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)
6.856%(c)	10/13/31	690	689,496
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.796%(c)	10/15/34	250	250,573
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.352%)
6.669%(c)	07/20/32	1,250	$1,250,667
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.629%(c)	04/20/31	201	201,298
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.706%(c)	05/21/34	500	500,341
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.579%(c)	10/20/31	1,244	1,243,902
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.756%(c)	10/15/34	250	250,013
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	10/20/31	470	469,703
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.757%(c)	07/10/34	1,000	1,000,713
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.609%(c)	04/20/31	638	638,986
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
6.678%(c)	05/07/31	865	865,941
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.647%(c)	10/23/31	250	250,173
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34	250	250,273
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.598%(c)	10/20/32	1,750	1,750,878
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.818%(c)	01/17/30	120	119,792
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	07/20/34	500	497,150

A3

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.719%(c)	01/20/31	304	$303,816
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.756%(c)	10/25/32	1,000	1,001,048
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.836%(c)	01/15/32	500	500,710
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.816%(c)	04/15/34	250	249,491
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
6.550%(c)	04/18/31	559	559,159
Series 2015-01A, Class A1R, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)
6.460%(c)	01/18/29	88	88,193
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.719%(c)	10/20/28	54	54,176
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	07/17/31	1,045	1,045,169
Series 2020-01A, Class A1A, 144A, 3 Month SOFR + 1.572% (Cap N/A, Floor 1.310%)
6.886%(c)	04/15/33	250	250,113
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31	1,683	1,684,078
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34	250	249,788
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.866%(c)	04/15/30	114	114,529
			43,664,237
Consumer Loans — 0.9%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	558,816
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.079%(c)	06/16/36	600	597,859
Series 2022-02A, Class A, 144A
4.890%	10/14/34	990	982,939
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	$1,827,507
			3,967,121
Credit Cards — 0.3%
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,100	1,098,621
Home Equity Loans — 0.2%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	155	155,488
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	379	385,678
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	98	97,970
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	99	99,180
			738,316
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	31	27,143
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	11	10,846
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	49	45,640
			83,629

Total Asset-Backed Securities (cost $85,377,865)			85,337,925
Commercial Mortgage-Backed Securities — 18.4%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	323	303,993
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	260	245,514
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,356
Series 2019-BN19, Class A1
2.263%	08/15/61	114	107,315
Series 2019-BN19, Class A2
2.926%	08/15/61	4,390	3,972,435
Series 2019-BN20, Class A2
2.758%	09/15/62	1,642	1,444,418
Series 2020-BN25, Class A3
2.391%	01/15/63	48	46,036

A4

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-BN25, Class A4
2.399%	01/15/63	650	$568,271
Series 2020-BN26, Class A3
2.155%	03/15/63	250	213,583
Series 2020-BN28, Class A3
1.584%	03/15/63	1,489	1,240,947
Series 2020-BN29, Class A1
0.549%	11/15/53	689	656,050
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	4,194,050
Series 2021-BN36, Class A1
0.801%	09/15/64	285	270,072
Series 2021-BN38, Class A1
1.274%	12/15/64	923	870,731
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	814,296
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	35	34,531
Series 2021-C10, Class ASB
2.268%	07/15/54	275	244,755
Series 2021-C11, Class A4
2.043%	09/15/54	165	137,522
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	93,641
Series 2020-B17, Class A1
1.282%	03/15/53	38	36,492
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,223,882
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,762,182
Series 2020-B20, Class A3
1.945%	10/15/53	750	647,386
Series 2020-B21, Class A1
0.537%	12/17/53	77	74,780
Series 2020-B21, Class A4
1.704%	12/17/53	500	412,395
Series 2020-B22, Class A1
0.509%	01/15/54	324	307,577
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	80,197
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,059,515
Series 2021-B25, Class ASB
2.271%	04/15/54	250	223,683
Series 2021-B26, Class A1
0.747%	06/15/54	1,557	1,461,960
Series 2021-B28, Class A1
0.597%	08/15/54	938	880,703
Series 2022-B35, Class ASB
4.444%(cc)	05/15/55	3,400	3,317,361
Series 2024-V05, Class A3
5.805%	01/10/57	1,500	1,544,539
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.790%(c)	09/15/38	990	$975,769
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	233,428
Series 2017-CD06, Class A4
3.190%	11/13/50	500	468,592
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	162	158,145
Series 2016-C07, Class A2
3.585%	12/10/54	48	46,034
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,317,249
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	290	271,446
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	37	36,446
Series 2014-GC25, Class A3
3.372%	10/10/47	49	48,481
Series 2015-GC31, Class A3
3.497%	06/10/48	3,170	3,091,721
Series 2015-GC33, Class AAB
3.522%	09/10/58	92	90,108
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,271,306
Series 2016-P04, Class A3
2.646%	07/10/49	20	18,903
Series 2017-P07, Class AAB
3.509%	04/14/50	231	225,467
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	963,373
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	15	14,805
Series 2014-CR21, Class A3
3.528%	12/10/47	404	395,312
Series 2014-UBS04, Class A4
3.420%	08/10/47	594	592,711
Series 2014-UBS05, Class A4
3.838%	09/10/47	2,687	2,655,046
Series 2014-UBS06, Class A4
3.378%	12/10/47	138	136,419
Series 2015-CR22, Class A3
3.207%	03/10/48	41	40,030
Series 2015-CR23, Class ASB
3.257%	05/10/48	68	67,325
Series 2015-CR25, Class A3
3.505%	08/10/48	33	32,017
Series 2015-CR25, Class ASB
3.537%	08/10/48	271	267,684

A5

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR26, Class A3
3.359%	10/10/48	43	$41,783
Series 2015-LC21, Class A3
3.445%	07/10/48	401	393,194
Series 2015-LC21, Class A4
3.708%	07/10/48	50	48,731
Series 2015-LC23, Class A3
3.521%	10/10/48	752	736,599
Series 2015-PC01, Class A5
3.902%	07/10/50	1,253	1,227,537
Series 2016-COR01, Class A3
2.826%	10/10/49	297	280,067
Series 2016-COR1, Class ASB
2.972%	10/10/49	555	538,068
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	473,472
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	47	45,791
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,035,917
Series 2019-C16, Class A2
3.067%	06/15/52	100	90,380
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,215,164
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,816,988
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.281%(cc)	07/25/26	113,985	2,537,456
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,794	1,748,612
Series 2015-GS01, Class AAB
3.553%	11/10/48	967	949,427
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000	887,741
Series 2020-GC45, Class A1
2.019%	02/13/53	16	16,041
Series 2020-GC45, Class A3
2.639%	02/13/53	100	93,924
Series 2020-GC45, Class A4
2.658%	02/13/53	100	87,658
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	904,751
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	82,538
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	1,283	1,269,590
Series 2014-C24, Class A4A1
3.373%	11/15/47	3,225	3,192,036
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	1,965,590
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C28, Class A3
2.912%	10/15/48	832	$816,120
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	41	39,961
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	471,668
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	39	38,064
Series 2015-C23, Class A3
3.451%	07/15/50	5,839	5,692,895
Series 2015-C23, Class ASB
3.398%	07/15/50	71	69,731
Series 2015-C24, Class A4
3.732%	05/15/48	998	969,858
Series 2015-C26, Class ASB
3.323%	10/15/48	99	97,105
Series 2015-C27, Class ASB
3.557%	12/15/47	124	122,440
Series 2016-C032, Class ASB
3.514%	12/15/49	545	530,405
Series 2016-C31, Class A4
2.840%	11/15/49	510	482,181
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	311,406
Series 2021-L07, Class A1
0.881%	10/15/54	832	781,718
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	230,292
Series 2018-C08, Class ASB
3.903%	02/15/51	271	263,338
Series 2019-C17, Class A2
2.313%	10/15/52	203	201,011
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	332	324,795
Series 2015-LC20, Class A3
3.086%	04/15/50	100	97,514
Series 2015-LC20, Class A5
3.184%	04/15/50	400	387,258
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,856,635
Series 2016-LC24, Class A4
2.942%	10/15/49	275	259,005
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,951,161
Series 2017-C41, Class A2
2.590%	11/15/50	1,263	1,169,385
Series 2020-C55, Class A3
2.462%	02/15/53	100	93,069

A6

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-C57, Class A1
0.903%	08/15/53	1,048	$1,009,959

Total Commercial Mortgage-Backed Securities (cost $83,142,312)			81,861,014
Corporate Bonds — 28.3%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	665	667,349
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	220	202,663
2.950%	02/01/30	1,130	975,627
3.550%	03/01/38	780	588,196
3.625%	03/01/48	850	580,054
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,703
			3,018,592
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	51,104
4.700%	04/02/27	1,180	1,160,975
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	281,053
			1,493,132
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	42	35,726
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	425	351,328
2.400%	04/10/28(a)	545	489,913
2.400%	10/15/28	220	194,853
3.800%	04/07/25	30	29,450
5.000%	04/09/27(a)	550	546,118
			1,611,662
Banks — 8.7%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	720	697,618
2.087%(ff)	06/14/29	260	229,757
2.972%(ff)	02/04/33	3,890	3,300,352
3.194%(ff)	07/23/30	35	31,766
3.384%(ff)	04/02/26	640	625,972
4.376%(ff)	04/27/28(a)	2,720	2,655,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	$33,771
Sub. Notes, MTN
4.000%	01/22/25	95	93,665
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	43,304
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	520	518,906
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	1,470	1,365,756
1.904%(ff)	09/30/28	500	444,557
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	165	161,424
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	546,206
2.976%(ff)	11/05/30	250	222,026
3.057%(ff)	01/25/33	3,005	2,550,232
3.106%(ff)	04/08/26	275	268,105
3.352%(ff)	04/24/25	160	159,723
3.400%	05/01/26	150	144,466
Sub. Notes
4.450%	09/29/27	15	14,587
6.174%(ff)	05/25/34	450	457,201
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25	275	271,093
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	46,303
1.542%(ff)	09/10/27	5,150	4,704,904
2.600%	02/07/30	25	21,892
2.615%(ff)	04/22/32	260	218,069
3.500%	01/23/25	60	59,048
3.500%	04/01/25	190	186,457
3.615%(ff)	03/15/28	370	353,917
3.850%	01/26/27	170	164,816
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	120	118,267
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	240	233,468
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	242,522
1.578%(ff)	04/22/27	260	241,114
1.953%(ff)	02/04/32	30	24,427
2.069%(ff)	06/01/29	150	133,033
2.963%(ff)	01/25/33(a)	4,735	4,044,101
4.005%(ff)	04/23/29	55	52,692
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.985%(ff)	08/07/27	725	731,480

A7

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	$268,218
4.210%(ff)	04/20/28	485	471,267
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	12,232
2.699%(ff)	01/22/31	1,040	908,908
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	4,935	4,192,126
Sub. Notes, GMTN
4.350%	09/08/26	545	533,218
Sub. Notes, MTN
3.950%	04/23/27	55	53,118
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	17,452
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
3.375%	04/14/25	20	19,606
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	200	185,764
State Street Corp.,
Sr. Sub. Notes
2.200%	03/03/31	25	20,928
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	227,877
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27(a)	200	187,476
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	188,478
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	211,875
4.488%(ff)	05/12/26	390	384,355
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.934%(c)	05/12/26	1,210	1,218,591
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	24,254
2.572%(ff)	02/11/31	3,210	2,765,970
3.526%(ff)	03/24/28	695	661,549
3.908%(ff)	04/25/26	20	19,630
			38,985,608
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	720	684,089
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27		20	$18,858
				702,947
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29		30	27,756
5.250%	03/02/33		1,720	1,734,618
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		60	59,009
				1,821,383
Chemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		165	164,257
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		195	175,619
				339,876
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	240,414
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		70	68,237
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		15	14,612
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25		50	49,159
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	633,512
				1,005,934
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,607
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28		50	50,875
Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,990	1,899,259

A8

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	$18,019
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29	70	62,786
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	175,786
2.710%	01/22/29	200	177,867
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	227,651
			2,561,368
Electric — 3.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,445	1,204,024
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48	1,070	893,596
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	40,632
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	16,781
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	126,726
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	16,963
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,068,846
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	28,796
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	70,879
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	174,639
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	12,590
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,141,968
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	210	183,975
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	3,000	$2,756,214
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	191,500
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	39,381
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series GF
8.875%	03/01/26	3,300	3,505,389
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	38,054
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	96,630
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	430,730
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	155,958
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,528,441
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	1,230	1,223,395
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	30,936
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	40,843
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	950	903,144
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	302,592
3.700%	01/30/27	690	655,584
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	176,780
			17,055,986
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	640	618,099
Entertainment — 0.5%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	205,317

A9

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27(a)	405	$386,453
5.050%	03/15/42(a)	1,680	1,441,239
			2,033,009
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	28,601
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	26,873
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	785,370
			812,243
Healthcare-Products — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	16,792
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,486
			21,278
Healthcare-Services — 1.2%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	1,002,808
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	58,623
3.500%	08/15/24	25	24,797
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	151,308
3.375%	03/15/29	10	9,175
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	153,358
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	975	904,946
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	1,125	1,078,336
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	680	648,679
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	66,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	$16,925
4.750%	05/15/52	720	666,865
5.000%	04/15/34	245	245,278
5.050%	04/15/53	405	393,736
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	24,564
			5,445,980
Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	712,081
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,833
Insurance — 0.7%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	86,032
3.850%	04/05/29	550	514,510
3.900%	04/05/32	1,030	926,884
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	110,157
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	907	884,350
5.500%	06/15/52	500	481,212
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	47,195
			3,050,340
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.000%	04/13/25	20	19,578
Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	250	272,779
Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	392,396
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	21,140

A10

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	100	$103,863
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	12,445
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	270,739
			387,047
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	110,619
2.300%	02/01/32(a)	510	393,637
4.800%	03/01/50	1,155	854,516
4.908%	07/23/25	110	108,697
5.050%	03/30/29	1,235	1,190,878
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	62,275
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	315,627
3.150%	08/15/24	424	419,444
3.500%	08/15/27(a)	600	569,895
			4,025,588
Mining — 0.4%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	825	703,196
2.600%	07/15/32	1,145	957,201
2.800%	10/01/29	10	8,979
			1,669,376
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	36,131
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	17,129
			53,260
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	480	478,651
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,177,392
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 1.3%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32(a)	1,995	$1,649,179
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	49,832
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	155,130
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	790	833,967
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26(a)	220	217,917
4.875%	04/03/28	210	209,061
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	800	705,608
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	681,142
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	12,814
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	1,426,529
			5,941,179
Packaging & Containers — 0.4%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,146,186
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	350	353,246
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	139,040
			1,638,472
Pharmaceuticals — 0.4%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	12,832
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,758
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	17,174
3.450%	12/15/27	30	28,520
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	57,493

A11

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes
2.400%	03/15/30	292	$252,194
CVS Health Corp.,
Sr. Unsec’d. Notes
5.000%	01/30/29	90	90,125
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	385	367,826
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	534,433
3.850%	06/22/40	55	40,610
4.000%	06/22/50	715	491,893
			1,896,858
Pipelines — 2.0%
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	165,006
3.750%	05/15/30	965	890,231
4.950%	05/15/28	305	302,492
4.950%	06/15/28	500	495,648
5.150%	03/15/45	1,080	983,248
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	36,881
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	24,856
4.950%	03/14/52	1,125	988,350
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	29,785
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	577,357
4.450%	09/01/49	595	482,109
5.850%	01/15/26	200	201,837
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	1,972,571
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,227,653
6.250%	07/01/52	305	315,475
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	238,443
4.000%	09/15/25	65	63,766
			8,995,708
Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	560,476
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 1.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	$13,329
2.500%	08/16/31	5	4,103
4.050%	07/01/30	1,980	1,839,571
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,120
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	92,197
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	36,862
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	35,090
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,380,234
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	40,393
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	320,391
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,158
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,621,164
2.700%	07/15/31	20	16,488
			6,418,100
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	300	266,780
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	14,385
			281,165
Semiconductors — 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	379,924
3.419%	04/15/33	2,275	1,969,479
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,129
			2,378,532

A12

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	$48,692
4.300%	07/08/34	959	884,645
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	20	19,625
			952,962
Telecommunications — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,345,469
3.550%	09/15/55	1,360	950,239
4.300%	02/15/30	415	398,454
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	3,140	2,943,380
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	255	207,878
2.100%	03/22/28	500	450,325
2.355%	03/15/32	318	261,309
2.550%	03/21/31	390	333,196
3.000%	03/22/27	10	9,479
3.150%	03/22/30	200	180,971
			7,080,700
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	209,825

Total Corporate Bonds (cost $131,329,084)			126,262,344
Residential Mortgage-Backed Securities — 1.9%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	701	629,028
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	265	265,100
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.820%(c)	10/25/43	516	517,820
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	428	397,843
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.630%(c)	08/25/52	5,021	413,451
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.220%(c)	04/25/42		2,181	$2,254,729
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.470%(c)	09/25/42		703	711,553
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52		202	3,059
Freddie Mac Strips,
Series 406, Class PO, PO
1.217%(s)	10/25/53		1,095	876,330
Government National Mortgage Assoc.,
Series 2019-70, Class SJ, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.659%(c)	06/16/38		14,277	999,600
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		541	9,418
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		721	14,278
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		674	16,156
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,391	29,071
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		517	9,247
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,075	18,843
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,097	17,464
PMT Credit Risk Transfer Trust,
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.721%(c)	03/27/25		997	1,008,281
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.848%(c)	06/24/71	EUR	140	152,227
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		300	257,317

Total Residential Mortgage-Backed Securities (cost $7,996,697)				8,600,815

A13

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 2.0%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25		400	$377,559
Gov’t. Gtd. Notes, Series DTC
1.750%	10/17/24		2,200	2,149,664
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24		2,600	2,557,862
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		680	661,300
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30		685	556,739
3.300%	03/15/28		1,195	1,135,974
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30		200	166,034
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24		400	393,559
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	400	441,785
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	269	266,722
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24		200	198,660

Total Sovereign Bonds (cost $9,115,469)				8,905,858
U.S. Government Agency Obligations — 29.4%
Federal Home Loan Bank
4.250%	09/10/32		850	831,391
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		817	729,728
2.000%	05/01/42		424	355,342
2.000%	04/01/51		83	66,006
2.000%	06/01/51		3,938	3,126,261
2.000%	07/01/51		520	413,302
2.000%	09/01/51		2,231	1,796,054
2.500%	07/01/51		1,883	1,563,120
2.500%	08/01/51		1,791	1,486,943
3.000%	09/01/46		1,083	954,777
3.000%	12/01/46		524	461,285
3.000%	09/01/50		4,842	4,203,151
3.000%	02/01/52		922	802,954
3.500%	06/01/37		371	352,486
3.500%	03/01/48		587	536,068
3.500%	06/01/52		4,854	4,346,207
4.000%	11/01/37		1,012	980,190
4.000%	05/01/52		1,299	1,204,855
4.500%	07/01/52		1,644	1,565,043
4.500%	08/01/52		1,389	1,322,460
5.000%	02/01/38		702	701,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	09/01/38	360	$359,604
5.000%	10/01/38	114	114,189
5.000%	01/01/39	308	307,892
5.000%	06/01/52	1,764	1,722,315
5.000%	11/01/52	465	454,238
5.500%	01/01/53	3,854	3,837,513
6.000%	12/01/52	894	903,312
6.750%	09/15/29	90	100,644
6.750%	03/15/31	1,230	1,408,557
Federal National Mortgage Assoc.
0.875%	08/05/30	175	141,868
1.500%	01/01/36	1,757	1,529,824
1.500%	11/01/50	454	342,553
1.500%	02/01/51	5,374	4,058,991
2.000%	03/01/31	398	368,856
2.000%	01/01/32	821	756,225
2.000%	02/01/37	1,345	1,193,127
2.000%	05/01/37	532	471,321
2.000%	05/01/42	1,664	1,395,015
2.000%	10/01/50	1,205	959,773
2.000%	12/01/50	120	95,780
2.000%	01/01/51	1,528	1,216,508
2.000%	02/01/51	43	33,874
2.000%	04/01/51	548	436,074
2.000%	04/01/51	3,372	2,678,164
2.000%	05/01/51	10,980	8,737,604
2.000%	07/01/51	4,312	3,436,950
2.000%	08/01/51	2,626	2,085,709
2.500%	TBA(tt)	2,000	1,652,921
2.500%	07/01/32	415	386,049
2.500%	08/01/32	453	421,537
2.500%	09/01/32	444	412,069
2.500%	01/01/35	420	385,793
2.500%	07/01/35	1,613	1,499,400
2.500%	12/01/36	446	408,995
2.500%	04/01/51	479	398,408
2.500%	06/01/51	2,695	2,238,682
2.500%	08/01/51	440	365,560
2.500%	08/01/51	3,893	3,230,613
2.500%	02/01/52	2,207	1,848,694
2.500%	04/01/52	1,123	940,875
3.000%	TBA	1,500	1,291,723
3.000%	05/01/35	1,360	1,269,157
3.000%	06/01/36	1,078	1,012,366
3.000%	07/01/36	835	778,709
3.000%	02/01/52	1,763	1,519,266
3.000%	04/01/52	2,240	1,955,862
3.500%	02/01/52	913	820,791
3.500%	03/01/52	880	798,395
3.500%	06/01/52	855	765,450
3.500%	06/01/52	1,907	1,708,102
4.000%	TBA(tt)	2,000	1,852,003
4.000%	01/01/50	462	433,429
4.000%	05/01/50	481	449,400
4.000%	08/01/52	1,280	1,186,971
4.336%(s)	03/17/31	710	516,239
4.500%	07/01/52	211	201,370

A14

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	TBA(tt)	2,000	$1,996,928
5.000%	06/01/52	848	828,109
5.000%	10/01/52	470	458,700
6.000%	01/01/53	2,427	2,451,447
6.625%	11/15/30	290	327,809
Government National Mortgage Assoc.
2.000%	TBA(tt)	1,500	1,228,669
2.000%	01/20/51	1,500	1,229,811
2.000%	10/20/51	467	382,601
2.000%	11/20/51	496	406,306
2.500%	07/20/51	1,206	1,028,211
2.500%	08/20/51(k)	6,735	5,740,198
3.000%	03/20/47	1,232	1,101,553
3.000%	01/20/50	554	492,503
3.000%	06/20/51	1,555	1,371,036
3.000%	10/20/51	2,153	1,898,566
3.000%	11/20/51	852	751,121
3.500%	06/20/42	423	392,752
3.500%	03/20/43	251	233,703
3.500%	06/20/46	2,756	2,546,508
3.500%	02/20/52	2,643	2,404,286
4.000%	09/20/47	1,816	1,722,346
4.000%	02/20/48	140	132,503
4.000%	04/20/48	435	412,207
4.000%	06/20/52	480	449,012
4.500%	08/20/48	1,306	1,271,079
4.500%	05/20/52	931	896,112
6.500%	TBA	1,000	1,015,696
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	162,286

Total U.S. Government Agency Obligations (cost $137,054,408)			131,026,607
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bonds
2.250%	05/15/41(k)	3,680	2,719,750
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	1,465	815,192
3.229%(s)	05/15/41	4,540	2,061,799
3.255%(s)	08/15/42	1,980	844,052
3.273%(s)	05/15/43	5,150	2,118,541
4.920%(s)	08/15/48	305	100,090

Total U.S. Treasury Obligations (cost $10,585,377)			8,659,424

Total Long-Term Investments (cost $464,601,212)			450,653,987

Shares
Short-Term Investments — 3.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	5,197,284	5,197,284
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $10,915,573; includes $10,890,362 of cash collateral for securities on loan)(b)(wb)	10,921,605	$10,916,145

Total Short-Term Investments (cost $16,112,857)		16,113,429

TOTAL INVESTMENTS—104.7% (cost $480,714,069)		466,767,416

Liabilities in excess of other assets(z) — (4.7)%		(21,058,663)

Net Assets — 100.0%		$445,708,753

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNYM	Bank of New York Mellon
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,672,088; cash collateral of $10,890,362 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A15

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $7,500,000 is 1.7% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/11/24	$(8,500)		$(6,723,396)
Federal National Mortgage Assoc.	3.500%	TBA	04/11/24	(2,000)		(1,789,755)
Federal National Mortgage Assoc.	6.000%	TBA	05/13/24	(2,000)		(2,017,817)
Government National Mortgage Assoc.	3.000%	TBA	04/18/24	(3,000)		(2,645,321)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $13,174,668)						$(13,176,289)

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	3 Month CME SOFR	Jun. 2024	$2,366,813	$532
10	3 Month CME SOFR	Sep. 2024	2,371,625	752
40	2 Year U.S. Treasury Notes	Jun. 2024	8,179,375	(7,535)
146	5 Year U.S. Treasury Notes	Jun. 2024	15,624,282	10,276
151	10 Year U.S. Treasury Notes	Jun. 2024	16,730,329	9,634
5	10 Year U.S. Ultra Treasury Notes	Jun. 2024	573,047	4,018
136	20 Year U.S. Treasury Bonds	Jun. 2024	16,379,500	253,155
196	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	25,284,000	453,507
				$724,339
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	SSB	EUR	1,027	$1,111,019	$1,108,103	$—	$(2,916)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	BNYM	EUR	1,027	$1,113,879	$1,108,103	$5,776	$—
A16

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/24	SSB	EUR	1,027	$1,112,358	$1,109,399	$2,959	$—
				$2,226,237	$2,217,502	8,735	—
						$8,735	$(2,916)
Credit default swap agreement outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,589	3.116%	$88,090	$119,627	$31,537
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	7,170	3.289%	500,150	528,777	28,627
					$588,240	$648,404	$60,164
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17